Commitments And Contingencies (Schedule Of Annual Maturities Of Future Minimum Lease Commitments Under Capital And Non-Cancelable Operating Leases) (Detail) (JPY ¥)
In Millions, unless otherwise specified
Mar. 31, 2012
Commitments And Contingencies [Abstract]
Capital Leases, 2013	¥ 1,285
Capital Leases, 2014	736
Capital Leases, 2015	627
Capital Leases, 2016	474
Capital Leases, 2017	369
Capital Leases, 2018 and thereafter	388
Capital Leases, Total minimum lease payments	3,879
Less: amounts representing interest	(539)
Present value of net minimum capital lease payments	3,340
Operating Leases, 2013	1,593
Operating Leases, 2014	1,297
Operating Leases, 2015	858
Operating Leases, 2016	587
Operating Leases, 2017	428
Operating Leases, 2018 and thereafter	461
Operating Leases, Total minimum lease payments	¥ 5,224